Net interest income	12 Months Ended
Sep. 30, 2020
Net interest income
Net interest income

Note 3. Net interest income

Accounting policy

Interest income and interest expense for all interest earning financial assets and interest bearing financial liabilities at amortised cost or FVOCI, detailed within the table below, are recognised using the effective interest rate method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest rate method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Interest income is calculated based on the gross carrying amount of financial assets in stages 1 and 2 of the Group’s expected credit losses (ECL) model and on the carrying amount net of the provision for ECL for financial assets in stage 3. For 2018 comparative year, interest income under AASB 139 is recognised net of provision for impairment on loans.  Refer to Note 13 for further details of the Group’s ECL model.

	Consolidated			Parent Entity
$m	2020	2019	2018	2020	2019
Interest income[1]
Calculated using the effective interest rate method
Cash and balances with central banks	135	334	326	122	311
Collateral paid	75	201	129	74	197
Available-for-sale securities	—	—	1,914	—	—
Investment securities	1,521	1,919	—	1,385	1,750
Loans	24,848	30,029	29,583	21,488	26,171
Other financial assets	17	35	35	16	33
Due from subsidiaries	—	—	—	2,940	4,274
Total interest income calculated using the effective interest rate method	26,596	32,518	31,987	26,025	32,736
Other
Net ineffectiveness on qualifying hedges	87	28	(18)	77	26
Trading securities and financial assets measured at FVIS	359	662	564	338	633
Loans	5	14	38	5	14
Due from subsidiaries	—	—	—	178	103
Total other	451	704	584	598	776
Total interest income	27,047	33,222	32,571	26,623	33,512
Interest expense
Calculated using the effective interest rate method
Collateral received	(26)	(57)	(45)	(23)	(51)
Deposits and other borrowings	(4,652)	(7,967)	(8,141)	(3,782)	(6,745)
Debt Issues	(2,907)	(4,706)	(4,325)	(2,549)	(4,218)
Due to subsidiaries	—	—	—	(3,601)	(4,905)
Loan capital	(800)	(776)	(774)	(800)	(776)
Other financial liabilities	(98)	(274)	(318)	(98)	(273)
Total interest expense calculated using the effective interest rate method	(8,483)	(13,780)	(13,603)	(10,853)	(16,968)
Other
Deposits and other borrowings	(402)	(978)	(880)	(385)	(961)
Trading liabilities[2]	(787)	(915)	(959)	(640)	(828)
Debt issues	(107)	(163)	(155)	(74)	(140)
Bank levy	(408)	(391)	(378)	(408)	(391)
Due to subsidiaries	—	—	—	(29)	78
Other interest expense[3]	(164)	(88)	(91)	(150)	(85)
Total other	(1,868)	(2,535)	(2,463)	(1,686)	(2,327)
Total interest expense	(10,351)	(16,315)	(16,066)	(12,539)	(19,295)
Total net interest income	16,696	16,907	16,505	14,084	14,217

1.

Interest income includes items relating to estimated customer refunds, payments, associated costs and litigation recognised as a reduction in interest income of $170 million (2019: $372 million, 2018: $127 million) for the Group, and $164 million (2019: $353 million) for the Parent Entity. Refer to Note 27 for further details.

2.	Includes net impact of Treasury balance sheet management activities.
3.

Included in other interest expense for 2020 is $64 million for the Group and $56 million for the Parent Entity relating to interest expense on lease liabilities due to the adoption of AASB 16 from 1 October 2019. Comparatives have not been restated. Refer to Notes 1 and 26 for further details.